Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (1,974,536)	$ (12,534)	¥ (1,965,491)	¥ (1,109,468)